Reverse Stock Split - Summary of Impact of Reverse Stock Split (Parenthetical) (Details)	12 Months Ended
Sep. 30, 2024 $ / shares
Warrants One
Disclosure of classes of share capital [line items]
Warrants exercise price per share	$ 230
Warrants Two
Disclosure of classes of share capital [line items]
Warrants expiration date	May 28, 2024
Warrants Three
Disclosure of classes of share capital [line items]
Warrants expiration date	May 28, 2024